INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2019	2018

Raw materials	$8,377	$5,605
Work in progress, net	3,884	3,558
Finished goods	4,935	2,081
	$17,196	$11,244